FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 37,129
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(750)
Investments with continuous unrealized losses losses for 12 months or more, Fair value	10,931
Investments with continuous unrealized losses losses for 12 months or more, Unrealized losses	(38)
Total Investments with continuous unrealized losses, Fair value	48,060
Total Investments with continuous unrealized losses, Unrealized losses	(788)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	24,699	$ 8,562
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(700)	(56)
Investments with continuous unrealized losses losses for 12 months or more, Fair value	9,434	23,022
Investments with continuous unrealized losses losses for 12 months or more, Unrealized losses	(35)	(158)
Total Investments with continuous unrealized losses, Fair value	34,133	31,584
Total Investments with continuous unrealized losses, Unrealized losses	(735)	$ (214)
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	12,430
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(50)
Investments with continuous unrealized losses losses for 12 months or more, Fair value	1,497
Investments with continuous unrealized losses losses for 12 months or more, Unrealized losses	(3)
Total Investments with continuous unrealized losses, Fair value	13,927
Total Investments with continuous unrealized losses, Unrealized losses	$ (53)